Janus Henderson Balanced Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.95%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Balanced Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	7.95%		9.25%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.50%	7.01%		8.77%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.21%	6.31%		7.87%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.00%	8.39%		10.08%